Summary of Significant Accounting Policies - Principles of Consolidation and Research and Development (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Advertising Costs
Advertising expenses	$ 83	$ 131	$ 432	$ 520	$ 426
Research and Development
Research and development costs	$ 7	$ 6	$ 24	$ 21	$ 24
Minimum
Property and Equipment
Useful life of property and equipment			2 years
Maximum
Property and Equipment
Useful life of property and equipment			40 years